UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006
                                                     --------------

Check here if Amendment [  ];       Amendment Number:
                                                     --------------

     This Amendment (check only one):       [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Capital Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street
                -------------------------------------------------------------
                Suite 240
                -------------------------------------------------------------
                Boston, MA 02110
                -------------------------------------------------------------

Form 13F File Number:    28-06155
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
                -----------------------------------------------------------
Title:          Chief Financial Officer
                -----------------------------------------------------------
Phone:          617.757.7601
                -----------------------------------------------------------

Signature, Place and Date of Signing:


          /s/ Gary S. Saks          Boston, MA          May 9, 2006
         -----------------       ---------------       ------------
            [Signature]            [City, State]          [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ]

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  124
                                                 --------------------
Form 13F Information Table Value Total:                324,485
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                 TITLE                       FORM 13F INFORMATION TABLE
                                   OF                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------    --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM         350865101     5227   304930 SH       SOLE                   179530            125400
A.M. Castle & Co.              COM         148411101     4801   127150 SH       SOLE                    72250             54900
AES Corp.                      COM         00130H105      582    35075 SH       SOLE                    35075
AirTran Holdings Inc           COM         00949P108     1751   112150 SH       SOLE                   112150
Aleris                         COM         014477103     5320   107544 SH       SOLE                    61801             45743
American International Group   COM         026874107      440     6917 SH       SOLE                     6917
Analogic Corporation           COM         032657207     7249   116268 SH       SOLE                    80768             35500
Aquila Inc                     COM         03840P102     6363  1518525 SH       SOLE                   828925            689600
Arch Capital Group             COM         G0450A105     4059    68510 SH       SOLE                    40610             27900
Ariad Pharmaceuticals Inc      COM         04033a100     6306  1092878 SH       SOLE                   751178            341700
Assured Guaranty Ltd           COM         g0585r106     3242   129795 SH       SOLE                    69995             59800
Axesstel Inc.                  COM         05459t101      261   213720 SH       SOLE                   213720
BP PLC ADS                     COM         055622104      203     2706 SH       SOLE                     2706
Bank of America Corp.          COM         060505104      521    11064 SH       SOLE                    11064
Bristol Myers                  COM         110122108      317    12832 SH       SOLE                    12832
Broadwing Corp                 COM         11161e101     7688   548345 SH       SOLE                   381845            166500
Cadence Resources Corp         COM         12738n103     2275   380470 SH       SOLE                   380470
Catalina Marketing Corp.       COM         148867104     1115    47309 SH       SOLE                    47309
Celsion Corp                   COM         15117n305      822   173033 SH       SOLE                   173033
Cendant Corp.                  COM         151313103      354    20450 SH       SOLE                    20450
Ceridian Corp.                 COM         156779100      502    21325 SH       SOLE                    21325
Charlotte Russe Holdings       COM         161048103     1497    72720 SH       SOLE                    72720
Chemtura Corp                  COM         163893100     8760   731853 SH       SOLE                   482253            249600
Chiquita Brands Intl           COM         170032809     3941   244017 SH       SOLE                   170617             73400
Cimarex Energy Co              COM         171798101     1253    28356 SH       SOLE                    28356
Ciphregen Biosystems Inc       COM         17252y104      242   154400 SH       SOLE                   154400
Citigroup, Inc.                COM         172967101      353     7436 SH       SOLE                     7436
Citizens First Bancorp         COM         17461r106     1475    47570 SH       SOLE                    47570
Cray Inc                       COM         225223106      618   354975 SH       SOLE                   354975
Criticare Systems Inc          COM         226901106     1417   283485 SH       SOLE                   283485
Danka Business Sys-Spon Adr    COM         236277109     5245  4195940 SH       SOLE                  2579840           1616100
Denbury Resources Inc          COM         247916208     4370   125753 SH       SOLE                   125753
Duquesne Light Holdings, Inc.  COM         266233105      617    36725 SH       SOLE                    36725
Durect Corporation             COM         266605104    11449  2258130 SH       SOLE                  1706930            551200
Dynegy Inc Cl A                COM         26816q101     7433  1520110 SH       SOLE                   970110            550000
EMS Technologies Inc.          COM         26873N108     1306    69005 SH       SOLE                    69005
ExxonMobil                     COM         30231G102     1530    23918 SH       SOLE                    23918
Foot Locker Inc                COM         344849104      239    10125 SH       SOLE                    10125
GSI Group Inc                  COM         36229U102      808    72058 SH       SOLE                    72058
General Electric Co.           COM         369604103     1158    34082 SH       SOLE                    34082
Genitope Corp                  COM         37229p507      966   117715 SH       SOLE                   117715
Gevity HR, Inc.                COM         374393106     5412   206259 SH       SOLE                   150159             56100
Goodyear Tire & Rubber         COM         382550101      458    33500 SH       SOLE                    33500
HMS Holdings Corp              COM         40425j101     3450   409270 SH       SOLE                   290370            118900
Healthtronics, Inc             COM         42222L107      192    25170 SH       SOLE                    25170
Hewlett Packard                COM         428236103      603    18263 SH       SOLE                    18263
Hollis-Eden Pharm.             COM         435902101      643   112624 SH       SOLE                   112624
Hooker Furniture Corp          COM         439038100     4920   274870 SH       SOLE                   140870            134000
Hudson Highland Group Inc      COM         443792106     1040    55382 SH       SOLE                    55382
I-Many, Inc.                   COM         44973q103     2224  1331504 SH       SOLE                  1331504
IBM                            COM         459200101      858    10379 SH       SOLE                    10379
ICO Inc                        COM         449293109     8545  1448230 SH       SOLE                   995330            452900
Indevus Pharmaceuticals        COM         454072109      531   101070 SH       SOLE                   101070
Jarden Corp                    COM         471109108     4300   131425 SH       SOLE                    72225             59200
LESCO, Inc                     COM         526872106     4575   268505 SH       SOLE                   162105            106400



LTX Corp                       COM        502392103      500    90605 SH        SOLE                    90605
MOCON Inc                      COM        607494101      683    78900 SH        SOLE                    78900
MTI Technology Corp            COM        553903105      395   308880 SH        SOLE                   308880
MagneTek Inc.                  COM        559424106     6058  1503250 SH        SOLE                   923550            579700
Material Sciences Corp         COM        576674105     8612   678645 SH        SOLE                   427745            250900
Maxwell Technologies           COM        577767106      909    45875 SH        SOLE                    45875
McKesson Corporation           COM        58155Q103      790    16125 SH        SOLE                    16125
Measurement Specialties        COM        583421102     1139    42900 SH        SOLE                    42900
Mentor Graphics                COM        587200106     1050    92525 SH        SOLE                    92525
Merck & Co.                    COM        589331107      326     9524 SH        SOLE                     9524
Moldflow Corporation           COM        608507109      920    62999 SH        SOLE                    62999
Motorola, Inc                  COM        620076109      603    27400 SH        SOLE                    27400
NMS Communications Corp        COM        629248105     1898   467540 SH        SOLE                   467540
Nautilus Inc                   COM        63910b102     1083    65900 SH        SOLE                    65900
Navigant International Inc     COM        63935r108    10222   764535 SH        SOLE                   488535            276000
NeoPharm Inc                   COM        640919106     3121   402730 SH        SOLE                   254030            148700
Newpark Resources              COM        651718504     4058   609235 SH        SOLE                   463135            146100
Nortel Networks Corp.          COM        656568102       38    14170 SH        SOLE                    14170
Novagold Resources Inc         COM        66987e206      462    29500 SH        SOLE                    21700              7800
Novavax Inc                    COM        670002104     6363  1216588 SH        SOLE                   769688            446900
Olin Corp                      COM        680665205     5526   252325 SH        SOLE                   133325            119000
Omnova Solutions Inc           COM        682129101     1832   313200 SH        SOLE                   162600            150600
PMA Capital Corporation-Cl A   COM        693419202     6647   680375 SH        SOLE                   457275            223100
Parallell Petroleum Corp.      COM        699157103     1895    78420 SH        SOLE                    78420
Pegasystems Inc                COM        705573103     1077   135361 SH        SOLE                   135361
Pepsico Inc.                   COM        713448108      493     8580 SH        SOLE                     8580
Petrohawk Energy Corp          COM        716495106     4142   335400 SH        SOLE                   195300            140100
Pfizer Inc.                    COM        717081103      514    20813 SH        SOLE                    20813
Photon Dynamics                COM        719364101      873    47600 SH        SOLE                    47600
Plato Learning, Inc.           COM        72764Y100     1165   120270 SH        SOLE                   120270
PolyOne Corp                   COM        73179P106     7826   864785 SH        SOLE                   508985            355800
Praecis Pharmaceuticals Inc.   COM        739421402       64    14420 SH        SOLE                    14420
Progress Software Corp         COM        743312100     2842   102413 SH        SOLE                   102413
Progressive Corp               COM        743315103      467     4450 SH        SOLE                     4450
Proliance International Inc    COM        74340r104     3662   706975 SH        SOLE                   336475            370500
Quadramed Corp                 COM        74730w101     1044   453900 SH        SOLE                   453900
Railpower Technologies Inc     COM        750758104      239    62380 SH        SOLE                    62380
Rewards Network Inc.           COM        761557107      110    13735 SH        SOLE                    13735
Russell Corp                   COM        782352108     1584    86575 SH        SOLE                    29675             56900
SafeNet Inc                    COM        78645r107     1281    63430 SH        SOLE                    63430
Safeway, Inc.                  COM        786514208      238     9850 SH        SOLE                     9850
Semitool Inc                   COM        816909105     1326   114010 SH        SOLE                   114010
Shaw Group Inc.                COM        820280105     3563   111330 SH        SOLE                   111330
Sirna Therapeutics inc         COM        829669100     7784  1036480 SH        SOLE                   644080            392400
Softbrands Inc                 COM        83402A107     3153  2353185 SH        SOLE                  1248141           1105044
Sonus Networks Inc             COM        835916107     1840   384130 SH        SOLE                   384130
State Street Corp.             COM        857477103      218     3452 SH        SOLE                     3452
Sterling Construction Co       COM        859241101     2295    86355 SH        SOLE                    45055             41300
Steve Madden Ltd               COM        556269108     3316    68114 SH        SOLE                    68114
Strategic Diagnostics Inc      COM        862700101      835   214700 SH        SOLE                   214700
SunOpta Inc.                   COM        8676ep108     3610   352215 SH        SOLE                   352215
Sunterra Corp                  COM        86787d208     4660   364945 SH        SOLE                   213445            151500
Sycamore Networks              COM        871206108     1400   303770 SH        SOLE                   303770
Synovis Life Technologies Inc  COM        87162G105      476    45540 SH        SOLE                    45540
Sypris Solutions Inc.          COM        871655106      860   100197 SH        SOLE                   100197
Technitrol Inc.                COM        878555101     4453   183989 SH        SOLE                   121889             62100
Teletech Holdings, Inc         COM        879939106     1434   112925 SH        SOLE                   112925
Tempur-Pedic International Inc COM        88023u101     6476   420535 SH        SOLE                   276535            144000
The Hanover Group              COM        410867105     5870   108475 SH        SOLE                    65875             42600
U.S. Physical Therapy          COM        90337l108     1939   120518 SH        SOLE                   120518
USI Holdings corp              COM        90333H101     6467   432875 SH        SOLE                   278675            154200




United Stationers Inc          COM        913004107     5255    98525 SH        SOLE                    52425             46100
Varian Semiconductor Equipment COM        922207105     3942   132162 SH        SOLE                   132162
Vicor                          COM        925815102     2000    90903 SH        SOLE                    90903
Viewpoint Corp                 COM        92672P108      605   397730 SH        SOLE                   397730
Vivus Inc                      COM        928551100      893   274905 SH        SOLE                   274905
Westaff Inc.                   COM        957070105     4538  1137466 SH        SOLE                   597250            540216
Woodhead Industries Inc.       COM        979438108      490    28255 SH        SOLE                    28255
Xerox                          COM        984121103      210    15095 SH        SOLE                    15095